Investments Accounted for Using Equity Method - Market Prices of Investments Accounted for Using Equity Method in Publicly Traded Stocks Calculated by Closing Price at End of Reporting Period (Detail) - Level 1 [member] - TWD ($)
$ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Vanguard International Semiconductor Corporation [member]
Disclosure of associates [line items]
Closing Price in Active Markets	$ 73,347.3	$ 53,849.9
Global Unichip Corporation [member]
Disclosure of associates [line items]
Closing Price in Active Markets	27,359.1	15,827.2
Xintec Inc. [member]
Disclosure of associates [line items]
Closing Price in Active Markets	$ 15,913.3	$ 20,420.2